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                                 GALAXY FUND II
                                 ("GALAXY II")
                       GALAXY II LARGE COMPANY INDEX FUND
                       GALAXY II SMALL COMPANY INDEX FUND
                          GALAXY II UTILITY INDEX FUND
                       GALAXY II U.S. TREASURY INDEX FUND
                         GALAXY II MUNICIPAL BOND FUND
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JULY 3, 2002
                     TO THE PROSPECTUS DATED JULY 31, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY II LARGE COMPANY INDEX FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

      The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of large companies included in the S&P 500.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 5 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

2. GALAXY II SMALL COMPANY INDEX FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 6 of the Prospectus is revised to read as follows:

      The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of small companies included in the S&P SmallCap 600.
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b.  The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 9 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY II UTILITY INDEX FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 10 of the Prospectus is revised to read as follows:

      The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of companies in the utilities industry that are included in the S&P Utilities Index.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 13 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY II U.S. TREASURY INDEX FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 14 of the Prospectus is revised to read as follows:

      The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 16 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY II MUNICIPAL BOND FUND

    a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 17 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets (plus any borrowings for investment purposes) in municipal bonds and other municipal securities that pay interest which is exempt from federal income tax (including the federal alternative minimum tax).

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b.  The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 20 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of Galaxy II's investment adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for buying, selling and exchanging shares of the Funds will change as set forth below:

                               HOW TO BUY SHARES

a. The telephone number for buying shares directly from Galaxy II's distributor as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares" on page 24 of the Prospectus has been changed to 1-800-345-6611.

b. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by mail" on page 24 of the Prospectus has been changed to:

                    Galaxy Fund II
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

c. The following information replaces the sidenote entitled "Minimum investment amounts" on page 25 of the Prospectus:

        MINIMUM INVESTMENT AMOUNTS

        The minimum initial investment to open a Fund account is:

            - $1,000 for regular accounts

            - $25 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts

            - $25 for college savings accounts, including Coverdell Education
              Savings Accounts

        There is no minimum initial investment if you participate in the Automatic Investment Program. You can make additional investments for as little as $50. See GALAXY II INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

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d.  The first two paragraphs under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by wire" on page 25 of the Prospectus are revised to read as follows:

      You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and wiring instructions.

      Before making an initial investment by wire, you must complete an account application and send it to Galaxy Fund II, c/o Liberty Funds
      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy
      II. Call Galaxy II's distributor at 1-800-345-6611 for an account application.

e. The following section is added following the section entitled "Buying, selling and exchanging shares -- Buying by wire" on page 25 of the Prospectus:

        BUYING BY ELECTRONIC FUNDS TRANSFER

        You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

                               HOW TO SELL SHARES

a. The address to which written requests to sell shares of the Funds should be mailed as set forth under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by mail" on page 25 of the Prospectus has been changed to:

                    Galaxy Fund II
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

b. The first sentence under the heading "Buying, selling and exchanging shares -- Selling by phone" on page 26 of the Prospectus is deleted and replaced with the following:

      You can sell shares and request that a check be sent to your address of record by calling Galaxy II's distributor at 1-800-422-3737, unless you have notified Galaxy II of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

c. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 26 of the Prospectus is deleted and replaced with the following:

      When selling your shares by mail, you must have your signature guaranteed.

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d.  The last sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by wire" on page 26 of the Prospectus is deleted.

                             HOW TO EXCHANGE SHARES

a. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 26 of the Prospectus is revised to read as follows:

      You may exchange shares of a Fund for shares of any other Galaxy II Fund or for Trust Shares or Class Z shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account.

b. The section entitled "To exchange shares" under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 26 of the Prospectus is revised to read as follows:

        To exchange shares:

       - ask your financial adviser

       - call Galaxy II's distributor at 1-800-422-3737

       - send your request in writing to:

                 Galaxy Fund II
                  c/o Liberty Funds Services, Inc.
                  P.O. Box 8081
                  Boston, MA 02266-8081

        Galaxy II doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy II may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying, selling and exchanging shares -- Other transaction policies" on pages 26-27 of the
Prospectus:

      If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

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7.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 28 of the Prospectus is deleted and replaced with the following:

        When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

            - Reinvest all dividends and distributions in additional shares of your current Fund

            - Reinvest all dividends and distributions in shares of another
              Galaxy II Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

            - Receive dividends in cash (see options below) and reinvest capital gains

            - Receive all dividends and distributions in cash (with one of the following options):

                - send the check to your address of record

                - send the check to a third party address

                - transfer the money to your bank via electronic funds transfer

        If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

        Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

8.  GALAXY II INVESTOR PROGRAMS

Effective July 22, 2002, certain features of the investor programs offered by Galaxy II are revised as set forth below:

                          AUTOMATIC INVESTMENT PROGRAM

a. The last sentence under the heading "Other programs -- Automatic investment program" on page 30 of the Prospectus is revised to read as follows:

        The minimum investment is $50.

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                           COLLEGE INVESTMENT PROGRAM

a. The first and third sentences in the paragraph under the heading "Other programs -- College investment program" on page 30 of the Prospectus are revised to read as follows:

        The minimum for initial and additional investments in the College investment program is $25. The minimum for initial and additional investments in a Coverdell Education Savings Account is $25.

                           SYSTEMATIC WITHDRAWAL PLAN

a. The first paragraph under the heading "Other programs -- Systematic withdrawal plan" on page 30 of the Prospectus is revised to read as follows:

        You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

                             NEW INVESTOR PROGRAMS

a. The following sections are added following the section entitled "Other programs -- Automatic investment program" on page 30 of the Prospectus:

        AUTOMATED DOLLAR COST AVERAGING

        You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy II Fund or from any other Galaxy Fund that's underwritten by Liberty Funds Distributor, Inc. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

        DIVIDEND DIVERSIFICATION

        You may automatically invest dividends distributed by another fund that's underwritten by Liberty Funds Distributor, Inc. in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

                              GENERAL INFORMATION

a. The telephone number (i) in the last paragraph under the heading "Retirement plans" and (ii) in the paragraph under the heading "Other programs" on page 30 of the Prospectus is changed to 1-800-799-7526.

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b.  The address to which to mail your instructions to cancel your participation in any of Galaxy II's investor programs (other than the Direct deposit program) as set forth in the second to last paragraph under "Other programs" on page 30 of the Prospectus has been changed to:

                   Galaxy Fund II
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

9.  HOW TO REACH GALAXY II

Effective July 22, 2002, the methods for contacting Galaxy II are revised as set forth below:

a. The telephone number in the paragraph under the heading "Galaxy II shareholder services" on page 31 of the Prospectus has been changed to 1-800-345-6611.

b. The section entitled "InvestConnect" on page 31 of the Prospectus is deleted and replaced with the following:

        CUSTOMER CONNECTION

        Customer Connection is Galaxy II's state-of-the-art automated telephone system. Call 1-800-345-6611 for automated access to your account. To be immediately directed to a representative, press "0". You can also sign up for our speech recognition system. If you are calling from outside the U.S., follow the instructions of your long distance carrier and then dial 1-303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 31 of the Prospectus is deleted.

d. The address and telephone number for contacting Galaxy II to request copies of Galaxy II's annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

                    Galaxy Fund II
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

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                                 GALAXY FUND II
                                  ("GALAXY II")

                            LARGE COMPANY INDEX FUND
                            SMALL COMPANY INDEX FUND
                               UTILITY INDEX FUND
                            U.S. TREASURY INDEX FUND
                               MUNICIPAL BOND FUND
                                  (THE "FUNDS")

                         SUPPLEMENT DATED JULY 3, 2002
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.       LARGE COMPANY INDEX FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Large Company Index Fund" on page 3 of the Statement of Additional Information:

         "The Large Company Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of large companies included in the S&P 500. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

2.       SMALL COMPANY INDEX FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Small Company Index Fund" on page 4 of the Statement of Additional Information:

         "The Small Company Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of small companies included in the S&P SmallCap 600. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

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3.       UTILITY INDEX FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Utility Index Fund" on page 5 of the Statement of Additional Information:

         "The Utility Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of companies in the utilities industry that are included in the S&P Utilities Index. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

4.       U.S. TREASURY INDEX FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - U.S. Treasury Index Fund" on pages 5-6 of the Statement of Additional Information:

         "The U.S. Treasury Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

5.       CHANGES IN CERTAIN SERVICE PROVIDERS

         Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors Inc. ("Fleet"), Galaxy II's investment adviser, serves as Galaxy II's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 1, 2002, Fleet also serves as the administrator for Galaxy II. Pursuant to its Administration Agreement with Galaxy II, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by Fleet National Bank ("FNB"), Galaxy II's former administrator, (ii) is entitled to receive the same fees for providing such services as those that FNB was entitled to receive, and (iii) bears all of those operating expenses of Galaxy II that were previously borne by FNB as described in the Statement of Additional Information. PFPC Inc. ("PFPC") will continue to serve as sub-administrator to Galaxy II pursuant to an agreement with Fleet.

         Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet is responsible for providing Galaxy II with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy II, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required

                                       2
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         to be provided by FNB pursuant to its Administration Agreement with
         Galaxy II, and (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that FNB was entitled to receive. PFPC has agreed to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. CMA's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of Fleet, will serve as Galaxy II's transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent Agreement with Galaxy II, LFS (i) is responsible for providing substantially the same types of services as those that were previously provided by PFPC, Galaxy II's former transfer agent and dividend disbursing agent, and (ii) is entitled to receive the same fees as those that PFPC was entitled to receive. LFS' principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         The name of The Chase Manhattan Bank, Galaxy II's custodian, has been changed to JPMorgan Chase Bank.


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6.       INVESTOR PROGRAMS

         Effective July 22, 2002, certain features of the investor programs offered by Galaxy II are revised as set forth below:

                               EXCHANGE PRIVILEGE

         (a) The first paragraph under the heading "Investor Programs - Exchange Privilege" on pages 24-25 of the Statement of Additional Information is revised to read as follows:

         "Investors may, after appropriate prior authorization, exchange shares of a Fund for shares of any of the other Funds offered by Galaxy II or for Trust Shares or Class Z shares of any other fund that's underwritten by LFDI in which the investor maintains an account, provided that such other shares may legally be sold in the state of the investor's residence. The minimum


                                        4
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         initial investment to establish a new account by exchange in another
         Fund offered by Galaxy II is $1,000, unless at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event the minimum initial investment is generally $50, or in the College Investment Program described below, in which event the minimum initial investment is generally $25."

         (b) The telephone number for contacting Galaxy II to obtain additional information about the exchange privilege or a prospectus or to make an exchange has been changed to 1-800-345-6611.

         (c) The first sentence of the fourth paragraph under the heading "Investor Programs - Exchange Privilege" on pages 24-25 of the Statement of Additional Information is revised to read as follows:

         "In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy II reserves the right to terminate the exchange privilege of any shareholder who requests more than one exchange per month."

                                 RETIREMENT PLANS

         (a) The minimum initial investment for an IRA account, a SEP account, a MERP or a Keogh Plan as set forth under "Investor Programs - Retirement Plans" on pages 25-26 of the Statement of Additional Information has been changed to $25.

         (b) The telephone number to call to obtain detailed information concerning eligibility and other matters related to IRAs, SEPs, and Keogh Plans and the form of application has been changed to 1-800-345-6611.

                           SYSTEMATIC WITHDRAWAL PLAN

         (a) The first sentence of the paragraph under the heading "Investor Programs - Systematic Withdrawal Plan" on page 26 of the Statement of Additional Information has been revised to read as follows:

         "The Systematic Withdrawal Plan permits an investor to automatically redeem a specified dollar amount or percentage of Fund shares on a monthly, quarterly or semi-annual basis on any Business Day designated by the investor, if the account has a starting value of at least $5,000."


7.       HOW TO CONTACT GALAXY II


         Effective July 22, 2002, the address and telephone number for contacting Galaxy II to request copies of the Funds' prospectuses and annual and semi-annual reports have been changed to:

                           Galaxy Fund II
                           c/o Liberty Funds Services, Inc.
                           P.O. Box 8081
                           Boston, MA 02266-8081
                           1-800-345-6611

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